CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 60,918
Warrants exercise price per share	$ 0.07